Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 19,506	$ 601,112
Average effective interest rate during period	1.17%	2.03%
Total interest expense incurred during period	$ 229	$ 12,226
Costs related to undrawn credit facilities	5,313	4,349
Interest expense—lease liabilities	123	140
Letters of guarantee	152
Total finance costs	$ 5,817	$ 16,715